Cover	Mar. 28, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2024
Current Fiscal Year End Date	--12-30
Entity File Number	001-37971
Entity Registrant Name	PGT INNOVATIONS, INC.
Entity Central Index Key	0001354327
Entity Tax Identification Number	20-0634715
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1070 Technology Dr.
Entity Address, City or Town	North Venice
Entity Address, State or Province	FL
City Area Code	941
Local Phone Number	480-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PGTI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	34275